Shareholder Report, Holdings (Details)	Aug. 31, 2024
Columbia Strategic Income Fund - Class A | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Columbia Strategic Income Fund - Class A | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Strategic Income Fund - Class A | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Columbia Strategic Income Fund - Class A | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Columbia Strategic Income Fund - Class A | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Strategic Income Fund - Class A | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Strategic Income Fund - Class A | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Strategic Income Fund - Class A | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Strategic Income Fund - Class A | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
Columbia Strategic Income Fund - Class A | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Columbia Strategic Income Fund - Class A | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Columbia Strategic Income Fund - Class A | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Strategic Income Fund - Class A | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Strategic Income Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Strategic Income Fund - Class A | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Strategic Income Fund - Class A | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Strategic Income Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Strategic Income Fund - Class A | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Strategic Income Fund - Class A | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.70%
Columbia Strategic Income Fund - Class A | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Strategic Income Fund - Class A | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Strategic Income Fund - Class A | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.80%
Columbia Strategic Income Fund - Advisor Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Columbia Strategic Income Fund - Advisor Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Strategic Income Fund - Advisor Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Columbia Strategic Income Fund - Advisor Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Columbia Strategic Income Fund - Advisor Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Strategic Income Fund - Advisor Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Strategic Income Fund - Advisor Class | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Strategic Income Fund - Advisor Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Strategic Income Fund - Advisor Class | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
Columbia Strategic Income Fund - Advisor Class | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Columbia Strategic Income Fund - Advisor Class | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Columbia Strategic Income Fund - Advisor Class | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Strategic Income Fund - Advisor Class | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Strategic Income Fund - Advisor Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Strategic Income Fund - Advisor Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Strategic Income Fund - Advisor Class | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Strategic Income Fund - Advisor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Strategic Income Fund - Advisor Class | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Strategic Income Fund - Advisor Class | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.70%
Columbia Strategic Income Fund - Advisor Class | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Strategic Income Fund - Advisor Class | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Strategic Income Fund - Advisor Class | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.80%
Columbia Strategic Income Fund - Class C | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Columbia Strategic Income Fund - Class C | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Strategic Income Fund - Class C | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Columbia Strategic Income Fund - Class C | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Columbia Strategic Income Fund - Class C | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Strategic Income Fund - Class C | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Strategic Income Fund - Class C | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Strategic Income Fund - Class C | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Strategic Income Fund - Class C | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
Columbia Strategic Income Fund - Class C | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Columbia Strategic Income Fund - Class C | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Columbia Strategic Income Fund - Class C | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Strategic Income Fund - Class C | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Strategic Income Fund - Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Strategic Income Fund - Class C | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Strategic Income Fund - Class C | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Strategic Income Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Strategic Income Fund - Class C | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Strategic Income Fund - Class C | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.70%
Columbia Strategic Income Fund - Class C | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Strategic Income Fund - Class C | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Strategic Income Fund - Class C | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.80%
Columbia Strategic Income Fund - Institutional Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Columbia Strategic Income Fund - Institutional Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Strategic Income Fund - Institutional Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Columbia Strategic Income Fund - Institutional Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Columbia Strategic Income Fund - Institutional Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Strategic Income Fund - Institutional Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Strategic Income Fund - Institutional Class | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Strategic Income Fund - Institutional Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Strategic Income Fund - Institutional Class | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
Columbia Strategic Income Fund - Institutional Class | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Columbia Strategic Income Fund - Institutional Class | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Columbia Strategic Income Fund - Institutional Class | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Strategic Income Fund - Institutional Class | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Strategic Income Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Strategic Income Fund - Institutional Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Strategic Income Fund - Institutional Class | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Strategic Income Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Strategic Income Fund - Institutional Class | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Strategic Income Fund - Institutional Class | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.70%
Columbia Strategic Income Fund - Institutional Class | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Strategic Income Fund - Institutional Class | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Strategic Income Fund - Institutional Class | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.80%
Columbia Strategic Income Fund - Institutional 2 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Columbia Strategic Income Fund - Institutional 2 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Strategic Income Fund - Institutional 2 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Columbia Strategic Income Fund - Institutional 2 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Columbia Strategic Income Fund - Institutional 2 Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Strategic Income Fund - Institutional 2 Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Strategic Income Fund - Institutional 2 Class | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Strategic Income Fund - Institutional 2 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Strategic Income Fund - Institutional 2 Class | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
Columbia Strategic Income Fund - Institutional 2 Class | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Columbia Strategic Income Fund - Institutional 2 Class | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Columbia Strategic Income Fund - Institutional 2 Class | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Strategic Income Fund - Institutional 2 Class | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Strategic Income Fund - Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Strategic Income Fund - Institutional 2 Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Strategic Income Fund - Institutional 2 Class | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Strategic Income Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Strategic Income Fund - Institutional 2 Class | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Strategic Income Fund - Institutional 2 Class | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.70%
Columbia Strategic Income Fund - Institutional 2 Class | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Strategic Income Fund - Institutional 2 Class | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Strategic Income Fund - Institutional 2 Class | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.80%
Columbia Strategic Income Fund - Institutional 3 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Columbia Strategic Income Fund - Institutional 3 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Strategic Income Fund - Institutional 3 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Columbia Strategic Income Fund - Institutional 3 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Columbia Strategic Income Fund - Institutional 3 Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Strategic Income Fund - Institutional 3 Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Strategic Income Fund - Institutional 3 Class | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Strategic Income Fund - Institutional 3 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Strategic Income Fund - Institutional 3 Class | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
Columbia Strategic Income Fund - Institutional 3 Class | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Columbia Strategic Income Fund - Institutional 3 Class | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Columbia Strategic Income Fund - Institutional 3 Class | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Strategic Income Fund - Institutional 3 Class | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Strategic Income Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Strategic Income Fund - Institutional 3 Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Strategic Income Fund - Institutional 3 Class | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Strategic Income Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Strategic Income Fund - Institutional 3 Class | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Strategic Income Fund - Institutional 3 Class | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.70%
Columbia Strategic Income Fund - Institutional 3 Class | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Strategic Income Fund - Institutional 3 Class | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Strategic Income Fund - Institutional 3 Class | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.80%
Columbia Strategic Income Fund - Class R | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Columbia Strategic Income Fund - Class R | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Strategic Income Fund - Class R | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Columbia Strategic Income Fund - Class R | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Columbia Strategic Income Fund - Class R | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Strategic Income Fund - Class R | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Strategic Income Fund - Class R | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Strategic Income Fund - Class R | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Strategic Income Fund - Class R | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
Columbia Strategic Income Fund - Class R | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Columbia Strategic Income Fund - Class R | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Columbia Strategic Income Fund - Class R | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Strategic Income Fund - Class R | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Strategic Income Fund - Class R | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Strategic Income Fund - Class R | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Strategic Income Fund - Class R | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Strategic Income Fund - Class R | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Strategic Income Fund - Class R | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Strategic Income Fund - Class R | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.70%
Columbia Strategic Income Fund - Class R | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Strategic Income Fund - Class R | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Strategic Income Fund - Class R | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.80%